Note 13 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	(in thousands)
	Contract amount
	2020	2019
Commitments to extend credit	$155,745	$132,605
Letters of credit	$533	$615